Post-Employment Benefits - Summary of Assumptions About Medical Care Cost (Detail)	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
1% increase	(4.67%)
1% decrease	5.11%
Medical care cost [Member]
Disclosure of defined benefit plans [line items]
1% increase	8.16%
Medical care cost [Member] | Service Cost And Interest Cost [Member]
Disclosure of defined benefit plans [line items]
1% increase	3.00%
1% decrease	(3.00%)
Medical care cost [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
1% increase	32.00%
1% decrease	(26.00%)